Shareholder Report, Line Graph (Details) - USD ($)				6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended	21 Months Ended	22 Months Ended	24 Months Ended	33 Months Ended	36 Months Ended	45 Months Ended	48 Months Ended	57 Months Ended	60 Months Ended	69 Months Ended	72 Months Ended	81 Months Ended	84 Months Ended	93 Months Ended	96 Months Ended	105 Months Ended	108 Months Ended	117 Months Ended	120 Months Ended
	Nov. 30, 2023	Dec. 31, 2015	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2024	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2025	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000004223
Account Value [Line Items]
Line Graph and Table Measure Name				Jamestown Equity Fund (The)
Accumulated Value			$ 10,000				$ 10,844			$ 12,490		$ 14,589		$ 15,063		$ 17,512		$ 23,243		$ 19,639		$ 24,084		$ 32,980		$ 38,382
C000004216
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Equity Fund (The)
Accumulated Value			10,000				10,929			12,865		15,009		15,620		18,658		24,007		20,333		24,165		33,923		40,749
C000004221
Account Value [Line Items]
Line Graph and Table Measure Name				Government Street Opportunities Fund (The)
Accumulated Value			10,000				11,407			13,650		15,421		16,325		17,462		24,102		21,242		24,408		31,307		35,347
C000004218
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Core Leaders Fund
Accumulated Value			10,000				11,112			13,005		14,737		15,941		17,444		21,920		17,614		21,518		29,310		32,728
C000094748
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Value & Income Fund
Accumulated Value			10,000				11,473			13,268		14,396		14,759		14,211		18,351		16,010		17,446		21,918		23,531
C000094749
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Equity Opportunities Fund
Accumulated Value			10,000				10,957			12,623		13,702		16,114		17,494		23,530		18,442		21,981		27,608		28,132
C000150331
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Small Cap Focus Fund
Accumulated Value			10,000				11,729			14,365		15,595		16,376		19,104		26,003		21,434		25,766		29,402		28,643
C000164143
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Balanced Income Fund
Accumulated Value		$ 10,000			$ 10,693			$ 11,676			$ 12,168		$ 12,723		$ 12,618		$ 14,947		$ 13,401		$ 14,125		$ 16,775		$ 17,641
C000246245
Account Value [Line Items]
Line Graph and Table Measure Name				Davenport Insider Buying Fund
Accumulated Value	$ 10,000					$ 11,307			$ 11,169
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,496			13,647		16,046		16,514		18,992		25,045		20,630		24,852		33,598		39,447
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,543			13,691		16,143		16,830		19,380		25,194		21,296		25,900		35,315		41,530
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			10,784			12,790			15,081		15,723		18,105		23,537		19,895		24,196		32,992		38,797
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000					12,762			15,008
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name				S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,533			13,553		15,478		15,093		14,767		21,217		17,982		20,771		26,336		27,949
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value			10,000				11,619			13,377		14,641		15,227		14,461		19,525		17,306		19,805		25,303		27,692
Russell Midcap Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000				11,425			13,176		15,018		15,496		16,201		22,375		18,036		20,461		26,462		29,401
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			$ 10,000				$ 11,547			$ 13,942		$ 16,066		$ 14,638		$ 14,695		$ 21,701		$ 16,602		$ 18,085		$ 22,925		$ 25,391
60% Russell 1000® Value Index/40% Bloomberg U.S. Intermediate Government/Credit Index
Account Value [Line Items]
Accumulated Value		10,000			10,778			11,752			12,369		13,125		13,140		15,761		14,090		15,456		18,586		19,965
Bloomberg Intermediate U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value		10,000			10,424			10,447			10,347		11,192		11,899		11,851		10,650		10,884		11,913		12,390
Morningstar US Moderate Target Allocation NR (USD)
Account Value [Line Items]
Accumulated Value		10,000			10,667			11,839			12,833		13,533		14,938		17,475		14,616		16,552		20,518		22,955
Russell 1000 Value Total Return
Account Value [Line Items]
Accumulated Value		$ 10,000			$ 11,000			$ 12,663			$ 13,860		$ 14,414		$ 13,690		$ 18,483		$ 16,383		$ 18,748		$ 23,953		$ 26,215
Russell 1000 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	$ 10,000					$ 12,314			$ 13,477